Business combinations - Acquisition of mobile assets of Oi Group Narrative (Details) € in Millions, client in Millions, R$ in Millions		12 Months Ended
	Apr. 20, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 BRL (R$)	Apr. 20, 2022 sitesOfMobileAccess	Apr. 20, 2022	Apr. 20, 2022 client	Apr. 20, 2022 site	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Current financial assets		€ 2,444							€ 3,835
Deposits and guarantees
Disclosure of detailed information about business combination [line items]
Current financial assets		439							€ 760
Telefónica Brasil, Claro S.A. And TIM S.A. | Deposits and guarantees
Disclosure of detailed information about business combination [line items]
Current financial assets		94		R$ 522
Oi Group
Disclosure of detailed information about business combination [line items]
Number of clients recognised as of acquisition date | client							12.5
Number of clients recognised as of acquisition date, (in percentage of total customers)						0.30
Spectrum recognised as of acquisition date, percentage of radiofrequency (in percentage)						0.46
Infrastructure contracts recognised as of acquisition date					2,700			2,700
Infrastructure contracts recognised as of acquisition date, percentage						19
Fair value of acquired receivables	€ 74
Gross contractual amounts receivable for acquired receivables	81
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables	7
Contingent liabilities recognised as of acquisition date	€ 90
Revenue of acquiree since acquisition date		206
Loss of acquiree since acquisition date		1
Asset recognised for expected reimbursement, contingent liabilities in business combination | R$				353
Increase in existing liabilities, contingent liabilities recognised in business combination | R$			R$ 3,187
Increase in existing liabilities, contingent liabilities recognised in business combination, percentage	0.10
Telefonica Brasil | Oi Group
Disclosure of detailed information about business combination [line items]
Asset recognised for expected reimbursement, contingent liabilities in business combination		12		R$ 64
Increase in existing liabilities, contingent liabilities recognised in business combination		204	1,075
Telefonica Brasil | Guaranteed | Oi Group
Disclosure of detailed information about business combination [line items]
Increase in existing liabilities, contingent liabilities recognised in business combination		€ 93	R$ 488
Increase in existing liabilities, contingent liabilities recognised in business combination, percentage		0.10	0.10
Minimum | Oi Group | Licenses
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill		5 years	5 years
Maximum | Oi Group | Licenses
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill		15 years	15 years
Weighted average [member] | Oi Group | Licenses
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill		10 years 29 days	10 years 29 days